Land Use Rights, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2022
Schedule Of Land Use Rights Finite Lived [Line Items]
Prepayment for acquisition of land use rights	¥ 0	¥ 1,507,170	¥ 130,260
Land right of use asset				¥ 389,508
Land [Member]
Schedule Of Land Use Rights Finite Lived [Line Items]
Amortization of land use rights	50,309	9,642	¥ 5,323
Plants and Buildings [Member] | CHINA
Schedule Of Land Use Rights Finite Lived [Line Items]
Prepayment for acquisition of land use rights	¥ 2,202,692	¥ 355,179